Net Income - Other Income and Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Analysis Of Income And Expense [Abstract]
Gain (loss) on disposal of property, plant and equipment	$ 1,428	$ 51	$ (38)	$ 142
Impairment loss on property, plant and equipment	0	0	(93)	0
Gain on disposal of investment properties	151	5	0	0
Reversal of impairment loss on investment properties	27	1	57	19
Loss on disposal of intangible assets	(2)	0	0	0
Impairment loss on intangible assets	(9)	0	(9)	(51)
Impairment loss on other assets	0	0	(44)	0
Other income and expenses	$ 1,595	$ 57	$ (127)	$ 110